Exhibit 99.1

NISSAN AUTO LEASE TRUST 2019-A

Servicer’s Report

Collection Period Start	1-Aug-21	Distribution Date	15-Sep-21
Collection Period End	31-Aug-21	30/360 Days	30
Beg. of Interest Period	16-Aug-21	Actual/360 Days	30
End of Interest Period	15-Sep-21

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,027,540.24	256,917,443.14	207,915,610.00	0.1380556
Total Securities		1,506,027,540.24	256,917,443.14	207,915,610.00	0.1380556
Class A-1 Notes	2.598810%	175,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	2.710000%	530,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	0.00	0.00	0.00	0.0000000
Class A-3 Notes	2.760000%	437,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	2.780000%	108,000,000.00	889,902.90	0.00	0.0000000
Certificates	0.000000%	256,027,540.24	256,027,540.24	207,915,610.00	0.8120830

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	889,902.90	2,061.61	8.2398417	0.0190890
Certificates	48,111,930.24	0.00	187.9170116	0.0000000
Total Securities	49,001,833.14	2,061.61

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					3,869,337.75
Monthly Interest					2,013,791.20

Total Monthly Payments					5,883,128.95
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					245,372.06
Aggregate Sales Proceeds Advance					988,273.89

Total Advances					1,233,645.95
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					56,969,380.15
Excess Wear and Tear and Excess Mileage					64,215.93
Remaining Payoffs					0.00
Net Insurance Proceeds					666,449.21
Residual Value Surplus					1,343,561.11

Total Collections					66,160,381.30

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		1,198,259.87			46
Involuntary Repossession		146,727.00			7
Voluntary Repossession		33,540.00			2
Full Termination		2,909,532.00			117
Bankruptcty		26,196.00			2
Insurance Payoff			664,002.05		29
Customer Payoff				2,024,505.50	121
Grounding Dealer Payoff				50,612,043.90	2,864
Dealer Purchase				1,167,145.24	62

Total		4,314,254.87	664,002.05	53,803,694.64	3,250

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	16,865	329,188,131.46	7.00000%	256,917,443.14
Total Depreciation Received		(5,244,040.28)		(4,059,493.78)
Principal Amount of Gross Losses	(45)	(793,509.89)		(617,525.74)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(7)	(234,369.59)		(168,439.63)
Scheduled Terminations	(3,181)	(56,616,393.63)		(44,156,373.99)

Pool Balance - End of Period	13,632	266,299,818.07		207,915,610.00
Remaining Pool Balance
Lease Payment				12,745,583.52
Residual Value				195,170,026.48

Total				207,915,610.00

NISSAN AUTO LEASE TRUST 2019-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	66,160,381.30
Reserve Amounts Available for Distribution	7,530,137.70

Total Available for Distribution	73,690,519.00
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	863,467.76
3. Reimbursement of Sales Proceeds Advance	2,552,702.16
4. Servicing Fee:
Servicing Fee Due	214,097.87
Servicing Fee Paid	214,097.87
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	3,630,267.79
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	2,061.61
Class A-4 Notes Monthly Interest Paid	2,061.61
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	2,061.61
Total Note and Certificate Monthly Interest Paid	2,061.61
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	70,058,189.60
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	889,902.90
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	889,902.90
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	48,111,930.24
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	48,111,930.24
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	21,056,356.46

NISSAN AUTO LEASE TRUST 2019-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,530,137.70
Required Reserve Account Amount			7,530,137.70
Beginning Reserve Account Balance			7,530,137.70
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,530,137.70
Reserve Fund Draw Amount			7,530,137.70
Deposit of Remaining Available Collections			21,056,356.46
Gross Reserve Account Balance			21,056,356.46
Remaining Available Collections Released to Seller			21,056,356.46
Total Ending Reserve Account Balance			0.00

V. POOL STATISTICS

Weighted Average Remaining Maturity			2.30
Monthly Prepayment Speed			96%
Lifetime Prepayment Speed			71%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,047,605.08
Securitization Value of Defaulted Receivables and Casualty Receivables		617,525.74	45
Aggregate Defaulted and Casualty Gain (Loss)		430,079.34
Pool Balance at Beginning of Collection Period		256,917,443.14
Net Loss Ratio
Current Collection Period		0.1674%
Preceding Collection Period		0.0821%
Second Preceding Collection Period		0.1156%
Third Preceding Collection Period		0.0755%
Cumulative Net Losses for all Periods		-0.1393%	(2,097,432.76)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.56%	1,426,345.06	100
61-90 Days Delinquent	0.22%	557,586.71	38
91-120 Days Delinquent	0.06%	144,830.91	10
More than 120 Days	0.01%	19,584.40	1

Total Delinquent Receivables:	0.83%	2,148,347.08	149

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.28%	0.29%
Preceding Collection Period		0.23%	0.25%
Second Preceding Collection Period		0.21%	0.23%
Third Preceding Collection Period		0.21%	0.25%
60 Day Delinquent Receivables		765,641.82
Delinquency Percentage		0.30%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		4,107,791.87	163
Securitization Value		2,764,230.76	163

Aggregate Residual Value Surplus (Loss)		1,343,561.11

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		449,070,226.58	26,363
Cumulative Securitization Value		378,625,093.34	26,363

Cumulative Residual Value Surplus (Loss)		70,445,133.24

Book Amount of Extensions		28,329.92
Number of Extensions		1

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			1,564,428.27
Reimbursement of Outstanding Advance			2,552,702.16
Additional Advances for current period			988,273.89

Ending Balance of Residual Advance			0.00

Beginning Balance of Payment Advance			618,095.70
Reimbursement of Outstanding Payment Advance			863,467.76
Additional Payment Advances for current period			245,372.06

Ending Balance of Payment Advance			0.00

NISSAN AUTO LEASE TRUST 2019-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

3. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

4. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

5. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO